RECENTLY ADOPTED OR ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2013
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENTLY ADOPTED OR ISSUED ACCOUNTING PRONOUNCEMENTS
 3.      RECENTLY ADOPTED OR ISSUED ACCOUNTING PRONOUNCEMENTS

On February 5, 2013, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance (ASU 2013-02), which further revises the manner in which entities present comprehensive income in their financial statements.  The guidance requires entities to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in the net income if the amount being reclassified is required under U.S. GAAP to be classified in its entirety to net income.  For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, entities are required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This guidance was effective for the Company beginning after December 15, 2012.  The guidance affects presentation only and did not have an impact on the results of operations or financial condition of the Company.